INVENTORIES	12 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5. INVENTORIES

Inventories consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Raw material	$-	$4
Finished goods	72	1,343
Project-in-progress	94	795
Total	$166	$2,142

The Company reviews its inventories periodically for possible obsolete or damaged goods and to determine if any allowance is necessary for potential obsolescence. As of September 30, 2015 and 2014, the Company determined that no allowance for obsolescence was necessary.